SUBSEQUENT EVENTS - Austin Lease Agreement (Details) $ in Thousands	1 Months Ended
	Feb. 29, 2024 USD ($) vote	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Finance lease obligations		$ 64,724
Austin, Texas | Subsequent Event
Subsequent Event [Line Items]
Hosting agreement, power supply to be supplied | vote	12
Finance lease, remaining lease term	8 years
Finance lease obligations	$ 97,800